Vessel revenue - Voyage expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	$ 36,913	$ 30,371	$ 13,243
Carbon emissions cost
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	22,725	12,557	0
Bunker consumption
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	2,983	8,413	4,103
Port and agency expenses
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	1,858	1,912	2,027
Voyage related insurance
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	7	606	1,240
Other voyage related expenses
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	$ 9,340	$ 6,883	$ 5,873